Revenue - Performance Remaining Obligation (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligations		60.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-06-30
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to remaining performance obligations	$ 122,436
Percentage of remaining performance obligations	78.00%
Expected timing of satisfaction	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to remaining performance obligations		$ 122,019
Expected timing of satisfaction	12 months